Deferred Compensation and Retirement Plans - Schedule of Total Benefit Obligations (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Total liability	$ 567,661	$ 526,388
Less: current portion of benefit obligation	(56,887)	(48,618)
Non-current benefit obligation	510,774	477,770
Deferred compensation and pension plans
Defined Benefit Plan Disclosure [Line Items]
Total liability	325,128	298,316
Medical and Life Insurance plan
Defined Benefit Plan Disclosure [Line Items]
Total liability	3,803	4,188
International retirement plans
Defined Benefit Plan Disclosure [Line Items]
Total liability	11,559	13,278
Executive Capital Accumulation Plan
Defined Benefit Plan Disclosure [Line Items]
Total liability	$ 227,171	$ 210,606